AMERICAN GENERAL LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT VL-R
                  VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                             AG CORPORATE INVESTOR
                          AG INCOME ADVANTAGE VUL(SM)
                                 AG LEGACY PLUS
                            AG PLATINUM CHOICE VUL 2
                               CORPORATE AMERICA
                         CORPORATE INVESTOR SELECT(SM)
                          INCOME ADVANTAGE SELECT(SM)
                           PLATINUM INVESTOR(R) II
                           PLATINUM INVESTOR(R) III
                           PLATINUM INVESTOR(R) IV
                      PLATINUM INVESTOR(R) FLEXDIRECTOR
                           PLATINUM INVESTOR(R) PLUS
                        PLATINUM INVESTOR(R) SURVIVOR
                       PLATINUM INVESTOR(R) SURVIVOR II
                              PLATINUM INVESTOR VIP
                          PLATINUM INVESTOR VIP (2007)
                        PROTECTION ADVANTAGE SELECT(SM)

                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT II
                                GEMSTONE LIFE(R)
                 VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                  THE UNITED STATES LIFE INSURANCE COMPANY
                           IN THE CITY OF NEW YORK
                           SEPARATE ACCOUNT USL VL-R
                  VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                           INCOME ADVANTAGE SELECT(SM)
                           PLATINUM INVESTOR(R) PLUS
                             PLATINUM INVESTOR VIP
                       PROTECTION ADVANTAGE SELECT(SM)

                    THE UNITED STATES LIFE INSURANCE COMPANY
                             IN THE CITY OF NEW YORK
                             SEPARATE ACCOUNT USL B
                                GEMSTONE LIFE(R)
                  VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                        SUPPLEMENT DATED MARCH 14, 2019
                   TO POLICY PROSPECTUSES, AS SUPPLEMENTED

      The purpose of this supplement is to notify variable universal life insurance policy ("Policy") owners of the following proposed Reorganizations pursuant to which each of the Acquired Funds is to be merged with and into the corresponding Acquiring Fund indicated below, with the Acquiring Fund as the surviving portfolio (such combinations referred to hereinafter as the "Reorganization"):


-----------------------------------------------------------------------------
Acquired Funds                         Acquiring Funds
Oppenheimer Conservative Balanced      Invesco Oppenheimer V.I. Conservative
Fund/VA - Non-Service Shares           Balanced Fund - Series I

Oppenheimer Global Fund/VA             Invesco Oppenheimer V.I. Global
- Non-Service Shares                   Fund - Series I

Oppenheimer Global Strategic           Invesco Oppenheimer V.I. Global
Income Fund/VA -                       Strategic Income Fund - Series I
Non-Service Shares

Oppenheimer Main Street                Invesco Oppenheimer V.I. Main
Fund/VA - Non-Service Shares           Street Fund - Series I

---------------------------------------------------------------------------


The Acquired Funds are a series of Oppenheimer Variable Account Funds ("Oppenheimer Trust") and the Acquiring Funds are all a series of the Invesco
Variable Insurance Funds.   One or more of the Acquired Funds is offered as
an investment option in the Policies listed above.

      American General Life Insurance Company received notification that the Board of Trustees of the Oppenheimer Trust approved the Reorganizations. All of the assets and liabilities of the Acquired Funds will be transferred to the corresponding, newly formed fund (Acquiring Fund) as indicated above in exchange for shares of the corresponding Acquiring Fund, of equal value to the value of the shares of the respective Fund as of the close of business on the Closing Date (as defined below), after which each of the Acquired Funds will be liquidated and dissolved under applicable law.

      The Reorganization is subject to approval at a meeting of shareholders to be held on or about April 12, 2019 and is expected to be consummated at the close of business on or about Friday, May 24, 2019 (the "Closing Date").

      The Acquiring Funds will be added as investment options under the Policies effective on the Closing Date. All Policy account values in the subaccounts supported by the Acquired Funds will be automatically transferred into the corresponding Acquiring Fund subaccount.

      Neither our automatic transfer of the proceeds to the Acquiring Funds on the Closing Date nor your transfer out of the Acquiring Fund within 60 days after the Closing Date (i.e., July 23, 2019), will count against the free transfers that you are permitted to make in a Policy Year or for the purposes of our market timing policies and procedures.

      For a period of time after the Closing Date, we may provide you with confirmations, statements and other reports that contain the name of the Acquired Fund's investment option. If you have any questions with regard to a Policy listed above, please contact VUL Administrative Center at 1-800-340-2765.